FAIR VALUE	12 Months Ended
Mar. 31, 2013
FAIR VALUE

4. FAIR VALUE

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of inputs that may be used to measure fair value are as follows:

Level 1:	Unadjusted quoted prices in active markets for identical assets and liabilities.
Level 2:	Observable inputs other than those included in Level 1. For example, quoted prices for similar assets or liabilities in active markets or quoted prices for identical assets or liabilities in inactive markets.
Level 3:	Unobservable inputs reflecting management’s own assumptions about the inputs used in pricing the asset or liability.

(1)	Assets and Liabilities Measured at Fair Value on a Recurring Basis

The fair value of the financial assets that were measured and recorded at fair value on a recurring basis are as follows:

	March 31,
	2012				2013
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(Yen in millions)
Current Assets:
Marketable equity securities	¥25	¥—	¥—	¥25	¥—	¥—	¥—	¥—
Investment trusts	2,386	—	—	2,386	—	—	—	—

Total equity securities	2,411	—	—	2,411	—	—	—	—

Corporate bonds	2,859	—	—	2,859	—	—	—	—
Government bonds and public bonds	168	—	—	168	—	—	—	—

Total debt securities	3,027	—	—	3,027	—	—	—	—

Foreign currency forward contracts	—	459	—	459	—	956	—	956

Total derivatives	—	459	—	459	—	956	—	956

Total current assets	5,438	459	—	5,897	—	956	—	956

Non-Current Assets:
Marketable equity securities	333,815	—	—	333,815	488,748	—	—	488,748
Investment trusts	66	1,252	—	1,318	21	4,350	—	4,371

Total equity securities	333,881	1,252	—	335,133	488,769	4,350	—	493,119

Corporate bonds	9,082	—	—	9,082	7,601	—	—	7,601
Government bonds and public bonds	1,035	—	—	1,035	—	—	—	—

Total debt securities	10,117	—	—	10,117	7,601	—	—	7,601

Total non-current assets	343,998	1,252	—	345,250	496,370	4,350	—	500,720

Total assets	¥349,436	¥1,711	¥—	¥351,147	¥496,370	¥5,306	¥—	¥501,676

Current Liabilities:
Foreign currency forward contracts	¥—	¥5,140	¥—	¥5,140	¥—	¥9,233	¥—	¥9,233
Interest rate swaps	—	28	—	28	—	22	—	22

Total derivatives	—	5,168	—	5,168	—	9,255	—	9,255

Total current liabilities	¥—	¥5,168	¥—	¥5,168	¥—	¥9,255	¥—	¥9,255

The fair value of Level 1 investments is quoted price in an active market with sufficient volume and frequency of transactions.

The fair value of Level 2 investments is other than quoted price included within Level 1 that is observable for the asset or liability, either directly or indirectly through corroboration with observable market data. Kyocera did not recognize any transfers between Levels 1 and 2 for the years ended March 31, 2011, 2012 and 2013.

The fair value of Level 2 derivatives is estimated based on quotes from financial institutions. With respect to the detail information of derivatives, please refer to the Note 13 to the Consolidated Financial Statement.

(2)	Assets and Liabilities Measured at Fair Value on a Non-recurring Basis

The following table presents the financial assets and non-financial assets that were measured and recorded at fair value on a non-recurring basis for the year ended March 31, 2011.

	Balance at March 31, 2011	Level 1	Level 2	Level 3	Total gains (losses) for the year ended March 31, 2011
	(Yen in millions)
Property, plant and equipment	¥42			¥42	¥(712)
Non-marketable equity securities	0			0	(3)

The following table presents the financial assets and non-financial assets that were measured and recorded at fair value on a non-recurring basis for the year ended March 31, 2012.

	Balance at March 31, 2012	Level 1	Level 2	Level 3	Total gains (losses) for the year ended March 31, 2012
	(Yen in millions)
Property, plant and equipment	¥116			¥116	¥(241)
Non-marketable equity securities	1			1	(2)

The following table presents the financial assets and non-financial assets that were measured and recorded at fair value on a non-recurring basis for the year ended March 31, 2013.

	Balance at March 31, 2013	Level 1	Level 2	Level 3	Total gains (losses) for the year ended March 31, 2013
	(Yen in millions)
Property, plant and equipment	¥—			¥—	¥(286)
Non-marketable equity securities	0			0	(1)

Certain property, plant and equipment with a carrying amount were written down to their fair value due to events or circumstances that carrying value of the assets was not recoverable, resulting in impairment charge of ¥712 million, ¥241 million and ¥286 million, which were included in selling, general and administrative expenses in the consolidated statements of income for the years ended March 31, 2011, 2012 and 2013, respectively.

Certain non-marketable equity securities with a carrying amount were written down to their fair value due to other-than-temporary impairment, resulting in impairment charge of ¥3 million, ¥2 million and ¥1 million, which were included in other, net in the consolidated statements of income for the years ended March 31, 2011, 2012 and 2013, respectively.

(3)	Fair Value of Financial Instruments

The fair values of financial instruments and the methods and assumptions used to estimate the fair value are as follows:

	March 31,
	2012		2013
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(Yen in millions)
Assets (a):
Short-term investments in debt and equity securities	¥47,175	¥47,116	¥43,893	¥43,910
Long-term investments in debt and equity securities	372,779	372,846	506,490	506,551
Other long-term investments (excluding investments in affiliates and unconsolidated subsidiaries)	17,501	17,526	9,516	9,516

Total	¥437,455	¥437,488	¥559,899	¥559,977

Liabilities (b):
Long-term debt (including due within one year)	¥31,807	¥32,028	¥30,672	¥30,691

Total	¥31,807	¥32,028	¥30,672	¥30,691

(a)	For investments with active markets, fair value is based on quoted market prices. For non-marketable equity securities, it is not practicable to estimate the fair value because of the lack of the market price and difficulty in estimating fair value without incurring excessive cost. In addition, Kyocera did not identify any events or changes in circumstances that may have had a significant adverse effect on these investments. The aggregated carrying amounts of these investments included in the above table at March 31, 2012 and 2013 were ¥15,380 million and ¥9,428 million, respectively. Fair value of held-to-maturity investments in debt securities is mainly classified as Level 1 and Level 2.
(b)	Fair value is estimated by discounting cash flows, using current interest rates for instruments with similar terms and remaining maturities, and classified as Level 2.

Carrying amounts of cash and cash equivalents, other short-term investments, trade notes receivable, trade accounts receivable, short-term borrowings, trade notes and accounts payable, and other notes and accounts payable approximate fair values because of the short maturity of these instruments.